Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 49,815	$ 82,438
Amounts receivable and prepaid expenses	2,928	7,763
Investment in marketable securities	5,403	3,750
Total current assets	58,146	93,951
Non-current assets
Investment in associate	913	1,247
Long-term receivables and other assets	119,947	105,947
Mineral interests, property and equipment	1,251,424	1,128,464
Reclamation deposits	22,307	21,350
Total non-current assets	1,394,591	1,257,008
Total assets	1,452,737	1,350,959
Current liabilities
Accounts payable and accrued liabilities	11,281	32,734
Flow-through share premium	6,940	5,543
Lease obligations	348	373
Provision for reclamation liabilities	1,750	759
Total current liabilities	20,319	39,409
Non-current liabilities
Secured note liabilities	562,552	573,888
Deferred income tax liabilities	20,304
Lease obligations	1,002	1,063
Provision for reclamation liabilities	5,542	6,676
Total non-current liabilities	589,400	581,627
Total liabilities	609,719	621,036
Shareholders’ equity	843,018	729,923
Total liabilities and shareholders’ equity	$ 1,452,737	$ 1,350,959